Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Provisions Abstract
Schedule of provisions

	2022 £’000	2021 £’000	2020 £’000
Opening provision at 1 January	50	50	97
Utilisation of provision	(43)	–	(97)
Provision recognised in the year	200	–	50
At 31 December	207	50	50
Less: non-current portion	–	–	(50)
Current portion	207	50	–